Derivative Financial Instruments (Derivatives And Hedging-Designated) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		$ 774
Derivative Liability, Fair Value, Gross Liability		8,438
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		462
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		312
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		8,438
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 811
Derivative Liability, Fair Value, Gross Liability	28,337
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	811	61,704
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	11,033	$ 7,155
Not Designated as Hedging Instrument [Member] | Energy Related Derivative [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Not Designated as Hedging Instrument [Member] | Energy Related Derivative [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	8,457
Not Designated as Hedging Instrument [Member] | Energy Related Derivative [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Not Designated as Hedging Instrument [Member] | Energy Related Derivative [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 8,847